Tax on Debits And Credits to Bank Accounts	12 Months Ended
Dec. 31, 2021
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Tax on Debits And Credits to Bank Accounts
9. TAX ON DEBITS AND CREDITS TO BANK ACCOUNTS
The general tax rate on bank credits and debits is 0.6% for amounts debited and credited in the bank accounts of companies based in Argentina. Regarding credited and debited amounts, 33% of both items can be taken as payment on account of other taxes. Sixty seven percent of the credits and debits is included in this line item in the statement of profit or loss and other comprehensive income.